REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2017
REGULATORY FRAMEWORK
Schedule of frequency bands awarded to Personal

SC Resolution	Lot No.		Frequency Band	Exploitation area/ (Service)	Amount paid (in millions of US$)	Capitalized cost of acquisition (in millions of $)
80/14	5	PCS	1890-1892.5 MHz and 1970-1972.5 MHz	Northern (3G)	5.0	43
81/14	2	SRMC	830.25-834 MHz and 875.25-879 MHz	AMBA (3G)	45.0	387
82/14	6	PCS	1862.5-1867.5 MHz and 1942.5-1947.5 MHz	Southern (3G)	6.0	51
83/14	8	SCMA	1730-1745 MHz and 2130-2145 MHz	Country (4G) partial awarding	354.7	3,049
					410.7	(*) 3,530

(*) Includes $18 corresponding to the tax on debits to bank accounts that were capitalized in the cost of the licenses.